Long-Term Debt - Senior Notes (Details) - USD ($) $ in Thousands			12 Months Ended
	Oct. 29, 2020	Jun. 07, 2016	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Nov. 21, 2017	Dec. 31, 2016	Nov. 18, 2016
Debt Instrument [Line Items]
Borrowed amount						$ 1,300,000
Accrued interest			$ 31,528	$ 17,966
Distribution to unit holders			101,123
Cash	$ 715,000
Loss (gain) on debt extinguishment			102,993	(18,450)
Interest expense			335,638	376,346	$ 383,261
7.125% Notes
Debt Instrument [Line Items]
Borrowed amount		$ 1,100,000
Interest rate	7.125%	7.125%
Repayments of debt			1,615,583
Class A common stock
Debt Instrument [Line Items]
Distribution to unit holders			100
Subordinated Debt | 7.125% Notes
Debt Instrument [Line Items]
Borrowed amount								$ 460,000
Interest rate								103.50%
Accrued interest	$ 45,700						$ 14,700
Distribution to unit holders		$ 385,000
Repayments of debt	1,661,300
Redemption premium	55,600
Unamortized debt issuance costs	18,000
Unamortized debt premium	8,600
Loss (gain) on debt extinguishment	$ 65,000
Interest expense			$ 93,800	$ 111,200	$ 111,200
Subordinated Debt | Class A common stock | 7.125% Notes
Debt Instrument [Line Items]
Fees and expenses		6,900
Cash		$ 98,900